Segmented Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
									Energy		Inter-
Quarter ended June 30, 2021		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	418	556	207	317	162	108	353	2,121	9	—	—	2,130
Energy supply costs	—	204	59	108	—	22	199	592	1	—	—	593
Operating expenses	115	153	116	88	39	33	48	592	9	10	—	611
Depreciation and amortization	70	83	22	70	58	16	45	364	4	1	—	369
Operating income	233	116	10	51	65	37	61	573	(5)	(11)	—	557
Other income, net	12	11	8	3	—	2	1	37	1	4	—	42
Finance charges	78	31	11	37	27	18	18	220	—	35	—	255
Income tax expense	41	13	1	2	2	4	6	69	1	(22)	—	48
Net earnings	126	83	6	15	36	17	38	321	(5)	(20)	—	296
Non-controlling interests	23	—	—	—	—	—	4	27	—	—	—	27
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	103	83	6	15	36	17	34	294	(5)	(36)	—	253
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
Capital expenditures	244	185	72	99	82	30	75	787	3	—	—	790

Quarter ended June 30, 2020
($ millions)
Revenue	477	546	206	249	150	91	345	2,064	13	—	—	2,077
Energy supply costs	—	184	51	66	—	15	198	514	—	—	—	514
Operating expenses	113	157	125	76	34	26	49	580	7	12	—	599
Depreciation and amortization	75	85	24	59	56	15	47	361	4	1	—	366
Operating income	289	120	6	48	60	35	51	609	2	(13)	—	598
Other income, net	13	16	8	2	—	1	2	42	—	5	—	47
Finance charges	79	34	12	35	25	18	21	224	—	39	—	263
Income tax expense	55	17	—	(2)	2	1	6	79	(1)	(20)	—	58
Net earnings	168	85	2	17	33	17	26	348	3	(27)	—	324
Non-controlling interests	30	—	—	1	—	—	2	33	—	—	—	33
Preference share dividends	—	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	138	85	2	16	33	17	24	315	3	(44)	—	274
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	232	176	91	95	83	30	65	772	3	—	—	775
4. SEGMENTED INFORMATION (cont'd)

	Regulated								Non-Regulated
									Energy		Inter-
Year-to-date June 30, 2021		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Revenue	844	1,078	492	903	320	228	766	4,631	38	—	—	4,669
Energy supply costs	—	404	140	362	—	61	473	1,440	2	—	—	1,442
Operating expenses	232	330	247	172	78	63	97	1,219	18	24	—	1,261
Depreciation and amortization	142	166	45	141	115	32	90	731	8	2	—	741
Operating income	470	178	60	228	127	72	106	1,241	10	(26)	—	1,225
Other income, net	21	27	17	5	1	3	1	75	1	16	—	92
Finance charges	157	59	23	73	53	36	36	437	—	70	—	507
Income tax expense	82	18	9	34	4	6	11	164	2	(48)	—	118
Net earnings	252	128	45	126	71	33	60	715	9	(32)	—	692
Non-controlling interests	46	—	—	—	—	—	6	52	—	—	—	52
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	206	128	45	126	71	33	54	663	9	(64)	—	608
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
Capital expenditures	546	337	133	192	186	58	138	1,590	4	—	—	1,594

Year-to-date June 30, 2020
($ millions)
Revenue	910	1,019	486	715	302	205	793	4,430	38	—	—	4,468
Energy supply costs	—	351	129	226	—	54	503	1,263	1	—	—	1,264
Operating expenses	231	315	259	158	72	53	100	1,188	15	22	—	1,225
Depreciation and amortization	148	166	46	119	111	30	93	713	8	2	—	723
Operating income	531	187	52	212	119	68	97	1,266	14	(24)	—	1,256
Other income, net	17	13	17	3	1	2	5	58	—	(2)	—	56
Finance charges	159	62	24	71	51	36	40	443	—	76	—	519
Income tax expense	98	25	8	21	4	2	10	168	2	(54)	—	116
Net earnings	291	113	37	123	65	32	52	713	12	(48)	—	677
Non-controlling interests	52	—	—	1	—	—	5	58	—	—	—	58
Preference share dividends	—	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	239	113	37	122	65	32	47	655	12	(81)	—	586
Goodwill	8,332	1,876	612	913	228	235	259	12,455	27	—	—	12,482
Total assets	21,251	11,252	3,967	7,291	4,918	2,377	4,272	55,328	740	226	(89)	56,205
Capital expenditures	481	685	164	216	204	58	122	1,930	7	—	—	1,937